NOTES PAYABLE: Schedule of Debt (Tables) - Notes Payable, Other Payables	Sep. 30, 2025
December 31, 2024
Schedule of Debt

During the year ended December 31, 2024, the Company issued the following unsecured promissory notes to unrelated parties:

Date	Principal Amount	Interest Rate	Maturity Date	Purpose
April 26, 2024	$5,000	20%	October 26, 2024	Cash proceeds
April 26, 2024	$5,000	20%	October 26, 2024	Cash proceeds
July 2, 2024	$11,677	12%	January 2, 2025	Vendor payment
August 9, 2024	$5,500	20%	February 9, 2025	Vendor payment
September 30, 2024	$8,400	20%	March 31, 2025	Vendor payment

September 30, 2025
Schedule of Debt

Notes payable is comprised of the following:

	September 30, 2025	December 31, 2024
Loan agreement with an unaffiliated individual, interest at 6% per annum, due December 16, 2021. In default.	$50,000	$50,000
Note payable to unaffiliated individual, interest at 20% per annum, due October 26, 2024. In default.	5,000	5,000
Note payable to unaffiliated individual, interest at 20% per annum, due October 26, 2024. In default.	5,000	5,000
Note payable to unaffiliated individual, interest at 12% per annum, due January 2, 2025. (1)	-	11,667
Note payable to unaffiliated individual, interest at 20% per annum, due February 9, 2025. (1)	-	5,500
Note payable to unaffiliated individual, interest at 20% per annum, due March 30, 2025. In default	8,400	8,400
Total Notes Payable	$68,400	$85,567